Dividends Paid and Proposed (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [abstract]
Summary of Woodside Energy Group Ltd, the parent entity, paid and proposed dividends
Woodside Energy Group Ltd, the parent entity, paid and proposed dividends set out below:

	2024 US$m	2023 US$m	2022 US$m

(a) Dividends paid during the financial year
Prior year fully franked final dividend 1	1,139	2,734	1,018
Current year fully franked interim dividend 2	1,310	1,519	2,070

	2,449	4,253	3,088

(b) Dividend declared subsequent to the reporting period (not recorded as a liability)
Final dividend 3	1,006	1,139	2,734

(c) Other information

Current year dividends per share (US cents)	122	140	253

1.	2024: US$0.60, paid on 4 April 2024
2023:	US$1.44, paid on 5 April 2023
2022:	US$1.05, paid on 23 March 2022
2.	2024: US$0.69, paid on 3 October 2024
2023:	US$0.80, paid on 28 September 2023
2022:	US$1.09, paid on 6 October 2022
3.	2024: US$0.53, to be paid on 2 April 2025
2023:	US$0.60, paid on 4 April 2024
2022:	US$1.44, paid on 5 April 2023